CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) shares
Supplemental disclosures of non-cash financing activities:
Principal and accrued interest from line of credit converted | $	$ 107.7
Shares of common stock issued upon conversion of line of credit (in shares)	13,438,339
Shares of common stock issued upon conversion of Series A Convertible Preferred Stock (in shares)	28,884,540